Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Related party transaction, loans from	$ 7,611		¥ 55,675		¥ 52,328
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	54,408	¥ 374,085	220,110	¥ 125,147
Beijing Kingsoft Cloud Network Technology Limited
Related Party Transaction [Line Items]
Related party transaction, loans from	89		2,070		609
Beijing Kingsoft Cloud Network Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	914	6,281	8,046	19,471
Beijing Kingsoft Cloud Network Technology Limited | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	1,920	13,204	7,775	1,045
Beijing Bozhiruihai Network Technology Co., Ltd. ("BZRH") | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	617	4,239
Beijing Tuspark Harmonious Investment Development Co Ltd
Related Party Transaction [Line Items]
Related party transaction, loans from	2,014				13,850
Related party transaction, Lease deposit paid	1,669	11,472
Beijing Cheetah Mobile Technology Limited | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	302	2,079	5,128	9,478
Other Related Party Transactions
Related Party Transaction [Line Items]
Related party transaction, loans from	266		1,561		1,826
Other Related Party Transactions | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	653	4,493	3,314	2,413
Other Related Party Transactions | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	963	6,396	2,632	9,178
Dyxnet Corporate Service Limited | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	762	5,238	6,424	10,883
Beijing Chengyishidai Network Technology Company Limited
Related Party Transaction [Line Items]
Related party transaction, loans from	1,041		3,618		7,158
Beijing Chengyishidai Network Technology Company Limited | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	2,715	18,667	2,979
Beijing Fastweb Network Technology Co Ltd Bjfastweb
Related Party Transaction [Line Items]
Related party transaction, loans to			20,000
Related party transaction, interest income from loan	102	700	210
Beijing Fastweb Network Technology Co Ltd Bjfastweb | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, sales of equipment and property			1,021
WNT Technology Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment and property			2,629
Dyxnet Internet Center Limited | Equipment and Property
Related Party Transaction [Line Items]
Related party transaction, purchase of equipment and property			1,234	3,079
CD Guotao
Related Party Transaction [Line Items]
Related party transaction, loans from				¥ 3,483
WiFire (Beijing) Technology Co., Ltd. | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	2,398	16,490	9,726
WiFire (Beijing) Technology Co., Ltd. | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	591	4,066	¥ 1,616
Beijing Taiji Data Tech Co Ltd
Related Party Transaction [Line Items]
Related party transaction, loans from	978				6,724
Beijing Taiji Data Tech Co Ltd | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	1,990	13,681
Beijing Taiji Data Tech Co Ltd | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	1,032	7,095
UNISVNET Technology Co Ltd | Service Revenue
Related Party Transaction [Line Items]
Revenue from related party transactions	147	1,011
Ziguang Financial Leasing Co Ltd
Related Party Transaction [Line Items]
Related party transaction, loans from	1,300				¥ 8,938
Related party transaction, Lease deposit paid	297	2,042
Related party transaction, Lease payment paid	712	4,897
Jingliang Interconnected Cloud Technology Co Ltd | Service Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expense	$ 506	¥ 3,477